Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) plan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Employee benefit plans
Number of defined benefit plans | plan	6
Defined benefit liability (asset)	€ 678,238	€ 528,222
United States, France and Germany
Employee benefit plans
Defined benefit liability (asset)	634,253	482,755
United States, France and Germany | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	890,025	742,216	€ 1,084,546
United States
Employee benefit plans
Defined benefit liability (asset)	€ 75,876	71,790
United States | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 328,499	331,158
United States | Funded plan | FMCH
Employee benefit plans
Company contribution to plan	1,144
Expected funding for next fiscal year	11,345
Germany
Employee benefit plans
Defined benefit liability (asset)	€ 542,136	394,432
Germany | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 542,136	394,432
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Employee benefit plans
Defined benefit liability (asset)	€ 62,426
Germany | Plan covered by insurance contracts
Employee benefit plans
Number of defined benefit plans | plan	1
Company contribution to plan	€ 1,003
Expected funding for next fiscal year	1,003
Germany | Plan covered by insurance contracts | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	3,053
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Employee benefit plans
Defined benefit liability (asset)	3,053
France
Employee benefit plans
Defined benefit liability (asset)	€ 16,241	16,533
France | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 5,573	5,926
France | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 10,764	€ 10,700